Treasury shares	12 Months Ended
Dec. 31, 2025
Treasury shares transaction [line items]
Treasury shares
28. Treasury shares

	Number of shares 000s	£ m

At 1 January 2024	2,160	19

Purchase of treasury shares	3,273	33

Release of treasury shares	(4,754)	(45)

At 31 December 2024	679	7

Purchase of treasury shares	5,109	63

Release of treasury shares	(5,063)	(61)

At 31 December 2025	725	9
The Group holds Pearson plc shares in trust to satisfy its obligations under its restricted share plans (see note 26). These shares, representing 0.1
% (2024: 0.1%) of
called-up
share capital, are treated as treasury shares for accounting purposes and have a par value of 25p per share.
The nominal value of Pearson plc treasury shares amounts to
£
0.2
m (2024: £
0.2
m). Dividends on treasury shares are waived.
At 31 December 2025, the market value of Pearson plc treasury shares was £
8
m (2024: £
9
m). The gross book value of the shares at 31 December 2025 amounts to £
9
m (2024: £
7
m).